SEGMENT INFORMATION (Net sales and long lived assets by geographic areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Net sales	$ 9,700,296	$ 7,223,975	$ 7,877,449
Non-current assets	6,442,332	4,978,534	5,095,772
Mexico
Disclosure of geographical areas [line items]
Net sales	5,629,267	4,491,761	4,395,273
Non-current assets	4,042,914	4,108,539	4,166,148
Southern region
Disclosure of geographical areas [line items]
Net sales	2,316,444	1,867,622	2,572,723
Non-current assets	643,411	634,048	682,705
Other markets
Disclosure of geographical areas [line items]
Net sales	1,754,585	864,592	909,453
Non-current assets	$ 1,756,007	$ 235,947	$ 246,919